Related Party Transactions (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Related Party Transactions [Abstract]
Long-term receivable		$ 302,536	$ 294,862	$ 0
Professional fees		94,142	104,406	95,919
Percentage of remaining working interest in project	10.00%	100.00%
Percentage of gross overriding royalty interest (GOR)	2.75%
Percentage of recovery of GOR payments to partner	50.00%
Bank prime rate	3.00%
Oustanding receivable		302,536
Interest receivable		$ 32,514	$ 15,050	$ 0